Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net income (loss)	$ 226,022	$ (79,622)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	10,810	12,234
Loss from disposal of property and equipment	606	27,381
Amortization of operating lease right-of-use lease assets	45,148	18,181
Share-based compensation	53,250	0
Changes in operating assets and liabilities:
Accounts receivable, net	(621,655)	172,176
Contract receivable, net	2,239,613	(1,834,390)
Advances to suppliers	(3,937,025)	571,128
Prepaid expenses and other current assets	64,982	121,107
Accounts payable	(43,011)	332,972
Deferred revenue	(38,853)	(390,331)
Taxes payable	126,429	77,397
Accrued expenses and other current liabilities	(18,412)	33,843
Net cash used in operating activities	(1,892,096)	(937,924)
Cash flows from investing activities
Purchase of property and equipment	(3,500)	(12,831)
Repayment from a related party	1,453,853	0
Net cash provided by (used in) investing activities	1,450,353	(12,831)
Cash flows from financing activities
Proceeds from borrowing from a related party	12,386	94,804
Net proceeds from issuance of ordinary shares	29,047,088	5,405,451
Net cash provided by financing activities	29,059,474	5,500,255
Effect of exchange rate changes on cash	73,491	(28,696)
Net increase in cash	28,691,222	4,520,804
Cash, beginning of period	5,007,449	1,702,279
Cash, end of period	33,698,671	6,223,083
Supplemental disclosure of cash flow information:
Income taxes paid	40,463	20,321
Interest paid	$ 0	$ 0